Stock-Based Compensation (Summary of Activity Related to Unvested Restricted Stock Awards) (Details)	8 Months Ended
Dec. 31, 2016 $ / shares shares
QHC Awards Distributed in Spin-off [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted stock awards at beginning of period, Shares	692,409
Vested, Shares	(7,415)
Forfeited, Shares	(11,007)
Unvested restricted stock awards at end of period, Shares	673,987
QHC Awards Distributed in Spin-off [Member] | QHC Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted stock awards at beginning of period, Shares	54,321
Vested, Shares	(1,317)
Forfeited, Shares	(542)
Unvested restricted stock awards at end of period, Shares	52,462
QHC Awards Distributed in Spin-off [Member] | CHS Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted stock awards at beginning of period, Shares	638,088
Vested, Shares	(6,098)
Forfeited, Shares	(10,465)
Unvested restricted stock awards at end of period, Shares	621,525
QHC Restricted Stock Awards Granted Following Spin-off [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted stock awards at beginning of period, Shares	0
Granted, Shares	1,081,005
Vested, Shares	0
Forfeited, Shares	0
Unvested restricted stock awards at end of period, Shares	1,081,005
Unvested restricted stock awards at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 0
Granted, Weighted Average Grant Date Fair Value | $ / shares	12.77
Vested, Weighted Average Grant Date Fair Value | $ / shares	0
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	0
Unvested restricted stock awards at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 12.77